Capital Management and Solvency - Summary of Minimum of Distributable Items under Dutch Law and the Freely Distributable Capital on the Basis of Solvency Requirements (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of minimum of distributable items under Dutch law and the freely distributable capital on the basis of solvency requirements [abstract]
Reserves available for financial supervision purposes	€ 19,431	€ 18,582
Solvency requirement under the Financial Supervision Act	9,226	9,473
Total distributable reserves on the basis of solvency requirements	€ 10,205	€ 9,109